BALANCE SHEET (Unaudited) - USD ($)	Jul. 31, 2026	Apr. 30, 2026
ASSETS
Cash and cash equivalents	$ 68,489	$ 132,508
Prepaid expense and other current assets	0	70,000
Current assets
Total Current Assets	68,489	202,508
Total Assets	68,489	202,508
Current liabilities
Deferred franchise revenue	2,277	0
Other current liabilities	0	70,000
Total Current Liabilities	2,277	70,000
Total Liabilities	2,277	70,000
Stockholders’ Equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock, $0.001 par value; 65,000,000 shares authorized; 10,294,140 and 10,233,990 shares issued and outstanding, respectively	10,294	10,234
Additional paid-in capital	129,117	123,180
Accumulated deficit	(73,199)	(906)
Total Stockholders’ Equity	66,212	132,508
Total Liabilities and Stockholders’ Equity	$ 68,489	$ 202,508